Accrued expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Summary of the components of accrued expenses and other current liabilities
The following is a table summarizing the components the components of our accrued expenses and other current liabilities as of December 31, 2023 and 2022:

	At December 31,
In thousands of U.S. dollars	2023	2022
Accrued expenses to related party port agents	$1,108	$876
Scorpio Ship Management S.A.M. (SSM)	337	89
Scorpio Commercial Management S.A.M. (SCM)	56	33
Scorpio Services Holding Limited (SSH)	1	1
Accrued expenses to related parties	1,502	999

Accrued short-term employee benefits	33,329	40,295
Suppliers	17,984	32,051
Deferred income	11,653	10,963
Accrued interest	8,210	7,200
	$72,678	$91,508